Annual Total Returns- Invesco Treasury Portfolio (Institutional) [BarChart] - Institutional - Invesco Treasury Portfolio - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.02%	0.01%	0.03%	0.23%	0.76%	1.74%	2.07%	0.36%